Expense Example - AQR Alternative Risk Premia Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	325	1,015	1,729	3,622	350	1,089	1,852	3,853	315	987	1,685	3,539